Variable Interest Entities	9 Months Ended
Sep. 30, 2021
Variable Interest Entity, Measure of Activity [Abstract]
Variable Interest Entities
10. Variable Interest Entities
Consolidated Variable Interest Entities
The Company holds a 70% equity interest in Cooksonia, which was formed by the Company and certain other investors for the purposes of holding the Company’s investment in Joyn. The Company concluded that it holds a variable interest in and is the primary beneficiary of Cooksonia as it controls the most significant activities of Cooksonia. These conclusions were reached considering that: (i) the Company controls 100% of the board of directors of Cooksonia and (ii) the Company holds a controlling financial interest in Cooksonia. Due to the fact that the Company is the primary beneficiary of Cooksonia, the Company has consolidated the financial statements of Cooksonia in accordance with ASC 810,
Consolidation
(“ASC 810”) into its condensed consolidated financial statements and has recognized a non-controlling
interest associated with the minority equity interest held by other investors of Cooksonia, which together hold the remaining 30% equity interest in Cooksonia. The Company presents the non-controlling
interest attributable to the other investors’ equity interest in Cooksonia as a component of stockholder’s equity.
The sole asset held by Cooksonia as of September 30, 2021 and December 31, 2020 was its equity method investment in Joyn, which was included in the Company’s Condensed Consolidated Balance Sheets as of each period end. The balance of Cooksonia’s equity method investment in Joyn as of September 30, 2021 and December 31, 2020 was $16.4 million and $28.9 million, respectively. No liabilities were held by Cooksonia as of September 30, 2021 and December 31, 2020. The net loss incurred by Cooksonia was $4.2 million and $0.2 million for the three months ended September 30, 2021 and 2020, respectively, and $12.6 million and $2.2 million for the nine months ended September 30, 2021 and 2020, respectively, which was comprised solely of the loss from its equity method investment in Joyn and was included in the Company’s Condensed Consolidated Statements of Operations and Comprehensive Loss for the respective periods. The net loss incurred by Cooksonia attributable to the non-controlling
interest was $0.5 million and $0.1 million for the three months ended September 30, 2021 and 2020, respectively, and $2.3 million and $0.6 million for the nine months ended September 30, 2021 and 2020, respectively.
The Company holds an interest in 9,000,000 common units (representing 100% of common units at inception) of Ayana Bio, LLC (“Ayana”), which was formed in September 2021 to focus on harnessing bioactive compounds for use as complementary medicine to support human health and wellness. The Company has also provided Ayana with certain licenses to intellectual property for use in the development or production of products that the parties agree to research and develop under technical development plans. Additionally, in September 2021, Ayana entered into a Series A Preferred Unit Purchase Agreement under which it sold 9,000,000 Series A preferred units to certain of the Company’s investors for aggregate proceeds of approximately $30.0 million.
The Company holds an interest in 9,000,000 common units (representing 100% of common units at inception) of Verb Biotics, LLC (“Verb”), which was formed in September 2021 to focus on identifying and designing new strains of probiotic bacteria with advanced properties for human nutrition, health and wellness. The Company has also provided Verb with certain licenses to intellectual property for use in the development or production of products that the parties agree to research and develop under technical development plans. Additionally, in September 2021, Verb entered into a Series A Preferred Unit Purchase Agreement under which it sold 9,000,000 Series A preferred units to certain of the Company’s investors for aggregate proceeds of approximately $30.0 million.

The Company concluded that it holds a variable interest in and is the primary beneficiary of Ayana and Verb as it controls the most significant activities of these entities. These conclusions are supported by the fact that as of the primary beneficiary assessment date, for both Verb and Ayana: (i) the Company has substantive control of the board of directors; (ii) all capital contributions were made by related parties of New Ginkgo; and (iii) New Ginkgo or its related parties comprise the entirety of the Joint Steering Committee, the governing body which holds significant oversight with respect to the entities’ research and development programs.
Due to the fact that the Company is the primary beneficiary of Ayana and Verb, the Company has consolidated the financial statements of these entities into its condensed consolidated financial statements and has recognized a non-controlling
interest associated with the minority equity interest held by other investors. The Company presents the non-controlling
interest attributable to the other investors’ equity interest as a component of Stockholders’ equity, which at September 30, 2021 was $30.0 million for each of Ayana and Verb.
The sole asset held by Ayana and Verb was the cash proceeds raised from the Series A Preferred stock financing of $60.0 million in total for both entities which remained unchanged at September 30, 2021 due to the limited operations of these entities from inception through September 30, 2021. These cash balances can only be used to settle the obligations of the respective variable interest entity (“VIEs”). There were no significant liabilities recognized and no significant income or loss from operations during the period ended September 30, 2021.
Unconsolidated Variable Interest Entities
With respect to the Company’s investments in Motif, Allonnia, Genomatica and Arcaea, the Company has concluded these entities represent VIEs. However, although the Company holds board representation and is involved in the ongoing development activities of the entities via its participation on joint steering committees, the Company has concluded that it is not the primary beneficiary of these entities. This conclusion is supported by the fact that: (i) it does not control the board of directors of any of Motif, Allonnia, Genomatica or Arcaea, and no voting or consent agreements exist between the Company and other members of each respective board of directors or other investors, (ii) the holders of preferred security interests in Motif, Allonnia, Genomatica and Arcaea hold certain rights that require their consent prior to the taking of certain actions, which include certain significant operating and financing decisions, and (iii) the Company’s representation on the joint steering committee of each respective entity does not give it control over the development activities of any of Motif, Allonnia, Genomatica or Arcaea, as all votes must pass by consensus and there are no agreements in place that would require any of the entities to vote in alignment with the Company. As the Company’s involvement in Motif, Allonnia, Genomatica and Arcaea does not give it the power to control the decisions with respect to their development or other activities, which are their most significant activities, the Company has concluded that it is not the primary beneficiary of Motif, Allonnia, Genomatica or Arcaea.
With respect to Cooksonia’s investment in Joyn, as Cooksonia does not control Joyn’s board of directors, it does not have the power to control the decisions related to the development activities of Joyn, which are its most significant activities. Accordingly, the Company has concluded that Cooksonia is not the primary beneficiary of Joyn.
Additionally, the Company holds equity interests in certain privately-held companies that are not consolidated as the Company is not the primary beneficiary. As of September 30, 2021 and December 31, 2020, the maximum risk of loss related to the Company’s unconsolidated VIEs was limited to the carrying value of its investment in such entities.
Refer to Notes 9 and 17 for additional details on the Company’s investments and equity method investments.